UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23872)

Themes ETF Trust

(Exact name of registrant as specified in charter)

34 East Putnam Avenue Suite 112

Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Themes Management Company, LLC

34 East Putnam Avenue Suite 112

Greenwich, CT 06830
(Name and address of agent for service)

(646) 206-1788

Registrant’s telephone number, including area code

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2024

Item 1. Reports to Stockholders.

a)

Themes ETF Trust

SEMI-ANNUAL REPORT

March 31, 2024

(Unaudited)

Themes Airlines ETF │ AIRL

Themes Cloud Computing ETF │ CLOD

Themes Cybersecurity ETF │ SPAM

Themes European Luxury ETF │ FINE

Themes Generative Artificial Intelligence ETF │ WISE

Themes Global Systemically Important Banks ETF │ GSIB

Themes Gold Miners ETF │ AUMI

Themes Natural Monopoly ETF │ CZAR

Themes US Cash Flow Champions ETF │ USCF

Themes US R&D Champions ETF │ USRD

Themes US Small Cap Cash Flow Champions ETF │ SMCF

Table of Contents

(Unaudited)

Themes ETFs

Expense Example

Period Ended March 31, 2024 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value 10/1/2023		Ending Account Value 3/31/2024	Expenses Paid During the Period	Annualized Expense Ratio During the Period
Themes Airlines ETF
Actual	$1,000.00	(6)	$1,061.90	$1.14	0.35	%(2)
Hypothetical (5% annual)	1,000.00		1,023.25	1.77	0.35	%(1)(5)
Themes Cloud Computing ETF
Actual	1,000.00	(8)	1,074.60	1.08	0.35	%(4)
Hypothetical (5% annual)	1,000.00		1,023.25	1.77	0.35	%(1)(5)
Themes Cybersecurity ETF
Actual	1,000.00	(6)	1,112.10	1.27	0.38	%(2)
Hypothetical (5% annual)	1,000.00		1,023.10	1.92	0.38	%(1)(5)
Themes European Luxury ETF
Actual	1,000.00	(8)	1,025.80	1.06	0.35	%(4)
Hypothetical (5% annual)	1,000.00		1,023.25	1.77	0.35	%(1)(5)
Themes Generative Artificial Intelligence ETF
Actual	1,000.00	(6)	1,215.10	1.23	0.35	%(2)
Hypothetical (5% annual)	1,000.00		1,023.25	1.77	0.35	%(1)(5)
Themes Global Systemically Important Banks ETF
Actual	1,000.00	(8)	1,103.40	1.10	0.35	%(4)
Hypothetical (5% annual)	1,000.00		1,023.25	1.77	0.35	%(1)(5)
Themes Gold Miners ETF
Actual	1,000.00	(7)	1,178.00	1.16	0.35	%(3)
Hypothetical (5% annual)	1,000.00		1,023.25	1.77	0.35	%(1)(5)

Themes ETFs

Expense Example

Period Ended March 31, 2024 (Unaudited) (Continued)

Fund Name	Beginning Account Value 10/1/2023		Ending Account Value 3/31/2024	Expenses Paid During the Period	Annualized Expense Ratio During the Period
Themes Natural Monopoly ETF
Actual	$1,000.00	(7)	$1,111.70	$1.15	0.36	%(3)
Hypothetical (5% annual)	1,000.00		1,023.20	1.82	0.36	%(1)(5)
Themes US Cash Flow Champions ETF
Actual	1,000.00	(7)	1,153.10	1.04	0.32	%(3)
Hypothetical (5% annual)	1,000.00		1,023.40	1.62	0.32	%(1)(5)
Themes US R&D Champions ETF
Actual	1,000.00	(7)	1,183.10	0.96	0.29	%(3)
Hypothetical (5% annual)	1,000.00		1,023.55	1.47	0.29	%(1)(5)
Themes US Small Cap Cash Flow Champions ETF
Actual	1,000.00	(7)	1,204.70	1.00	0.30	%(3)
Hypothetical (5% annual)	1,000.00		1,023.50	1.52	0.30	%(1)(5)

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 183/366 (to reflect the six-month period).
(2)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 116/366 (to reflect the period since the Fund’s inception).
(3)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 111/366 (to reflect the period since the Fund’s inception).
(4)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 109/366 (to reflect the period since the Fund’s inception).
(5)	For comparative purposes only as the Fund was not in operation for the full six-month period.
(6)	The Fund commenced operations on December 7, 2023. The Beginning Account Value is representative of this commencement date.
(7)	The Fund commenced operations on December 12, 2023. The Beginning Account Value is representative of this commencement date.
(8)	The Fund commenced operations on December 14, 2023. The Beginning Account Value is representative of this commencement date.

THEMES ETF TRUST

Themes Airlines ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Diversification as of March 31, 2024

Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS – 99.4%
Industrial Services – 99.4%(a)
Air Canada(b)	1,567	$22,686
Air France-KLM(b)	1,054	11,742
Air Transport Services Group, Inc.(b)	450	6,192
Alaska Air Group, Inc.(b)	620	26,653
Allegiant Travel Co.	143	10,755
American Airlines Group, Inc.(b)	1,596	24,499
ANA Holdings, Inc.	1,100	22,961
Cathay Pacific Airways Ltd.	5,470	6,213
Copa Holdings SA – Class A	230	23,957
Delta Air Lines, Inc.	546	26,137
Deutsche Lufthansa AG	2,681	21,060
easyJet PLC	3,543	25,524
Exchange Income Corp.	395	14,438
Frontier Group Holdings, Inc.(b)	349	2,830
Hawaiian Holdings, Inc.(b)	433	5,772
International Consolidated Airlines Group SA(b)	11,999	26,767
Japan Airlines Co. Ltd.	1,200	22,758
JetBlue Airways Corp.(b)	3,011	22,342
Mainfreight Ltd.	524	21,821
Norwegian Air Shuttle ASA	6,152	9,276
Qantas Airways Ltd.(b)	6,319	22,442
Ryanair Holdings PLC – ADR	179	26,061
Singapore Airlines Ltd.	4,679	22,178
Skymark Airlines, Inc.	300	1,996
SkyWest, Inc.(b)	360	24,869
Southwest Airlines Co.	774	22,593
Spirit Airlines, Inc.	986	4,772
Sun Country Airlines Holdings, Inc.(b)	320	4,829
United Airlines Holdings, Inc.(b)	519	24,850
Wizz Air Holdings PLC(b)(c)	699	18,933
		527,906
TOTAL COMMON STOCKS (Cost $500,587)		527,906

SHORT-TERM INVESTMENTS – 0.5%
Money Market Funds – 0.5%
First American Treasury Obligations Fund – Class X, 5.22%(d)	2,562	2,562
TOTAL SHORT-TERM INVESTMENTS (Cost $2,562)		2,562

TOTAL INVESTMENTS – 99.9% (Cost $503,149)		$530,468
Other Assets in Excess of Liabilities – 0.1%		458
TOTAL NET ASSETS – 100.0%		$530,926

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

Themes ETF Trust

Themes Airlines ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

AG – Aktiengesellschaft

ASA – Advanced Subscription Agreement

PLC – Public Limited Company

SA – Sociedad Anónima

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $18,933 or 3.6% of the Fund’s net assets.
(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Themes ETF Trust

Themes Cloud Computing ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Diversification as of March 31, 2024

Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS – 99.4%
Media – 8.6%
Alphabet, Inc. – Class A(a)	406	$61,277
GoDaddy, Inc. – Class A(a)	95	11,275
Prosus NV	1,005	31,525
VeriSign, Inc.(a)	62	11,750
		115,827
Retail & Wholesale – Discretionary – 8.4%
Amazon.com, Inc.(a)	376	67,823
MercadoLibre, Inc.(a)	30	45,359
		113,182
Software & Technology Services – 81.7%(b)
Adobe, Inc.(a)	98	49,451
Akamai Technologies, Inc.(a)	102	11,094
ANSYS, Inc.(a)	59	20,482
Atlassian Corp. – Class A(a)	105	20,487
Autodesk, Inc.(a)	146	38,021
Booz Allen Hamilton Holding Corp.	88	13,063
CACI International, Inc. – Class A(a)	15	5,682
Cadence Design Systems, Inc.(a)	184	57,276
Check Point Software Technologies Ltd.(a)	62	10,169
Cloudflare, Inc. – Class A(a)	195	18,882
CommVault Systems, Inc.(a)	30	3,043
Confluent, Inc. – Class A(a)	140	4,273
Crowdstrike Holdings, Inc. – Class A(a)	150	48,089
CyberArk Software Ltd.(a)	28	7,438
Dassault Systemes SE	456	20,190
Datadog, Inc. – Class A(a)	195	24,102
Dropbox, Inc. – Class A(a)	170	4,131
Dynatrace, Inc.(a)	176	8,173
Fortinet, Inc.(a)	456	31,150
Gen Digital, Inc.	424	9,498
HubSpot, Inc.(a)	32	20,050
Intuit, Inc.	95	61,750
Microsoft Corp.	151	63,528
MongoDB, Inc.(a)	47	16,856
Nice Ltd. – ADR(a)	43	11,207
Nutanix, Inc. – Class A(a)	165	10,184

Themes ETF Trust

Themes Cloud Computing ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
Software & Technology Services – 81.7%(b) (Continued)
Okta, Inc.(a)	100	$10,462
Oracle Corp.	556	69,838
Palo Alto Networks, Inc.(a)	183	51,996
Salesforce, Inc.	219	65,957
SAP SE	366	71,256
ServiceNow, Inc.(a)	81	61,754
Snowflake, Inc. – Class A(a)	185	29,896
Synopsys, Inc.(a)	103	58,865
The Sage Group PLC	686	10,957
Trend Micro, Inc.	100	5,063
Twilio, Inc. – Class A(a)	123	7,521
Wix.com Ltd.(a)	36	4,949
Workday, Inc. – Class A(a)	141	38,458
Zoom Video Communications, Inc. – Class A(a)	170	11,113
Zscaler, Inc.(a)	60	11,558
		1,097,912
Tech Hardware & Semiconductors – 0.7%
F5, Inc.(a)	40	7,584
InterDigital, Inc.	16	1,703
		9,287
TOTAL COMMON STOCKS (Cost $1,309,572)		1,336,208

SHORT-TERM INVESTMENTS – 0.6%
Money Market Funds – 0.6%
First American Treasury Obligations Fund – Class X, 5.22%(c)	7,657	7,657
TOTAL SHORT-TERM INVESTMENTS (Cost $7,657)		7,657

TOTAL INVESTMENTS – 100.0% (Cost $1,317,229)		$1,343,865
Liabilities in Excess of Other Assets – 0.0%(d)		(628)
TOTAL NET ASSETS – 100.0%		$1,343,237

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

NV – Naamloze Vennootschap

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)	Represents less than 0.05% of net assets.

Themes ETF Trust

Themes Cybersecurity ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Diversification as of March 31, 2024

Percentages are stated as a percent of net assets.

*	Amount is less than 0.05%.

	Shares	Value
COMMON STOCKS – 99.8%
Industrial Services – 5.1%
Alarm.com Holdings, Inc.(a)	962	$69,716

Software & Technology Services – 87.4%(b)
BlackBerry Ltd.(a)	12,701	35,055
Booz Allen Hamilton Holding Corp.	465	69,026
CACI International, Inc. – Class A(a)	180	68,189
Change Holdings, Inc.	900	7,586
Check Point Software Technologies Ltd.(a)	380	62,324
Clear Secure, Inc. – Class A	1,871	39,796
Crowdstrike Holdings, Inc. – Class A(a)	209	67,003
Cyber Security Cloud, Inc.(a)	300	5,698
CyberArk Software Ltd.(a)	270	71,720
Darktrace PLC(a)	10,601	58,444
Digital Arts, Inc.	400	11,428
ELEMENTS, Inc.(a)	300	1,732
Everbridge, Inc.(a)	910	31,695
Fastly, Inc. – Class A(a)	2,710	35,149
FFRI Security, Inc.	300	3,882
Fortinet, Inc.(a)	962	65,713
Hennge KK(a)	400	3,195
Netcompany Group A/S(a)(c)	977	40,274
Okta, Inc.(a)	702	73,444
OneSpan, Inc.(a)	745	8,664
Palo Alto Networks, Inc.(a)	186	52,848
Qualys, Inc.(a)	311	51,897
Radware Ltd.(a)	801	14,995
Rapid7, Inc.(a)	1,086	53,257
Safie, Inc.(a)	400	1,686
SentinelOne, Inc. – Class A(a)	2,407	56,107
Tenable Holdings, Inc.(a)	1,275	63,023
Trend Micro, Inc.	1,000	50,634
Varonis Systems, Inc.(a)	1,301	61,368
Zscaler, Inc.(a)	259	49,891
		1,215,723
Tech Hardware & Semiconductors – 1.5%
A10 Networks, Inc.	1,532	20,973

Themes ETF Trust

Themes Cybersecurity ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
Telecommunications – 5.8%
Applied Digital Corp.(a)	1,406	$6,018
NEXTDC Ltd.(a)	6,481	75,133
		81,151
TOTAL COMMON STOCKS (Cost $1,337,357)		1,387,563

SHORT-TERM INVESTMENTS – 0.0%(d)
Money Market Funds – 0.0%(d)
First American Treasury Obligations Fund – Class X, 5.22%(e)	244	244
TOTAL SHORT-TERM INVESTMENTS (Cost $244)		244

TOTAL INVESTMENTS – 99.8% (Cost $1,337,601)		$1,387,807
Other Assets in Excess of Liabilities – 0.2%		2,357
TOTAL NET ASSETS – 100.0%		$1,390,164

Percentages are stated as a percent of net assets.

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $40,274 or 2.9% of the Fund’s net assets.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Themes ETF Trust

Themes European Luxury ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Diversification as of March 31, 2024

Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS – 95.5%
Consumer Discretionary Products – 63.5%(a)
Aston Martin Lagonda Global Holdings PLC(b)(c)	7,425	$15,922
Beneteau SACA	1,464	21,607
Burberry Group PLC	1,149	17,591
Capri Holdings Ltd.(b)	354	16,036
Cie Financiere Richemont SA	134	20,430
Coats Group PLC	19,716	20,181
Ermenegildo Zegna NV	1,759	25,770
Ferrari NV	52	22,665
Hermes International SCA	9	22,973
Kering SA – ADR	472	18,701
LVMH Moet Hennessy Louis Vuitton SE	25	22,486
PRADA SpA	3,068	24,303
Salvatore Ferragamo SpA	1,529	18,591
The Swatch Group AG	73	16,950
Tod’s SpA(b)	535	24,819
Watches of Switzerland Group PLC(b)(c)	3,669	16,606
		325,631
Consumer Discretionary Services – 16.5%
Accor SA	467	21,816
InterContinental Hotels Group PLC	192	19,973
Playa Hotels & Resorts NV(b)	2,230	21,631
TUI AG(b)	2,589	21,338
		84,758
Consumer Staple Products – 3.9%
Interparfums SA	358	20,161

Materials – 4.0%
Givaudan SA – ADR	231	20,611

Retail & Wholesale – Discretionary – 7.6%
Brunello Cucinelli SpA	195	22,300
HUGO BOSS AG	286	16,853
		39,153
TOTAL COMMON STOCKS (Cost $468,578)		490,314

Themes ETF Trust

Themes European Luxury ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
PREFERRED STOCKS – 3.9%
Consumer Discretionary Products – 3.9%
Porsche Automobil Holding SE	373	$19,766
TOTAL PREFERRED STOCKS (Cost $19,808)		19,766

SHORT-TERM INVESTMENTS – 0.3%
Money Market Funds – 0.3%
First American Treasury Obligations Fund – Class X, 5.22%(d)	1,284	1,284
TOTAL SHORT-TERM INVESTMENTS (Cost $1,284)		1,284

TOTAL INVESTMENTS – 99.7% (Cost $489,670)		$511,364
Other Assets in Excess of Liabilities – 0.3%		1,561
TOTAL NET ASSETS – 100.0%		$512,925

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

AG – Aktiengesellschaft

NV – Naamloze Vennootschap

PLC – Public Limited Company

SA – Sociedad Anónima

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $32,528 or 6.3% of the Fund’s net assets.
(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Themes ETF Trust

Themes Generative Artificial Intelligence ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Diversification as of March 31, 2024

Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS – 99.4%
Financial Services – 2.5%
Upstart Holdings, Inc.(a)	18,673	$502,117

Health Care – 1.0%
Exscientia PLC – ADR(a)	33,801	193,342

Industrial Products – 0.2%
Evolv Technologies Holdings, Inc.(a)	9,356	41,634

Industrial Services – 2.1%
CorVel Corp.(a)	1,621	426,258

Media – 5.8%
Alphabet, Inc. – Class A(a)	6,557	989,648
Meta Platforms, Inc. – Class A	364	176,751
		1,166,399
Retail & Wholesale – Discretionary – 5.0%
Amazon.com, Inc.(a)	5,663	1,021,492

Software & Technology Services – 48.1%(b)
Accenture PLC – Class A	681	236,041
Augmedix, Inc.(a)	80,962	331,135
Bairong, Inc.(a)(c)	597,178	845,383
BigBear.ai Holdings, Inc.(a)	33,750	69,188
C3.ai, Inc. – Class A(a)	25,280	684,330
Cerence, Inc.(a)	19,007	299,360
ExlService Holdings, Inc.(a)	11,440	363,792
Fair Isaac Corp.(a)	408	509,841
Five9, Inc.(a)	7,377	458,185
Grid Dynamics Holdings, Inc.(a)	10,776	132,437
Heroz, Inc.(a)	59,800	653,779
International Business Machines Corp.	542	103,500
Microsoft Corp.	2,240	942,412
Northern Data AG(a)	14,541	421,212
PKSHA Technology, Inc.(a)	19,900	709,869

Themes ETF Trust

Themes Generative Artificial Intelligence ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
Software & Technology Services – 48.1%(b) (Continued)
Salesforce, Inc.	1,125	$338,828
Snowflake, Inc. – Class A(a)	106	17,130
SoundHound AI, Inc. – Class A(a)	53,858	317,224
Synopsys, Inc.(a)	1,088	621,792
TELUS International CDA, Inc.(a)	38,906	329,447
UiPath, Inc. – Class A(a)	30,570	693,022
Verisk Analytics, Inc.	511	120,458
Zeta Global Holdings Corp. – Class A(a)	56,857	621,447
		9,819,812
Tech Hardware & Semiconductors – 34.7%(b)
Advanced Micro Devices, Inc.(a)	5,584	1,007,856
Ambarella, Inc.(a)	12,076	613,099
Apple, Inc.	1,512	259,278
Arista Networks, Inc.(a)	1,614	468,028
CEVA, Inc.(a)	35,143	798,098
Intel Corp.	20,113	888,391
Lattice Semiconductor Corp.(a)	10,875	850,751
NVIDIA Corp.	1,390	1,255,948
QuickLogic Corp.(a)	56,599	907,282
		7,048,731
TOTAL COMMON STOCKS (Cost $20,510,771)		20,219,785

SHORT-TERM INVESTMENTS – 0.6%
Money Market Funds – 0.6%
First American Treasury Obligations Fund – Class X, 5.22%(d)	129,407	129,407
TOTAL SHORT-TERM INVESTMENTS (Cost $129,407)		129,407

TOTAL INVESTMENTS – 100.0% (Cost $20,640,178)		$20,349,192
Other Assets in Excess of Liabilities – 0.0%(e)		3,458
TOTAL NET ASSETS – 100.0%		$20,352,650

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

AG – Aktiengesellschaft

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $845,383 or 4.2% of the Fund’s net assets.
(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(e)	Represents less than 0.05% of net assets.

Themes ETF Trust

Themes Global Systemically Important Banks ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Diversification as of March 31, 2024

Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS – 99.6%
Banking – 81.7%(a)
Agricultural Bank of China Ltd. – Class H	46,012	$19,399
Banco Santander SA – ADR	4,327	20,942
Bank of America Corp.	531	20,136
Bank of China Ltd. – Class H	46,731	19,285
Bank of Communications Co. Ltd. – Class H	28,592	18,777
Barclays PLC – ADR	2,104	19,883
BNP Paribas SA – ADR	566	20,229
China Construction Bank Corp. – Class H	30,643	18,479
Citigroup, Inc.	323	20,426
Credit Agricole SA – ADR	2,685	19,923
Deutsche Bank AG	1,288	20,311
HSBC Holdings PLC – ADR	494	19,444
Industrial & Commercial Bank of China Ltd. – ADR	1,849	18,523
ING Groep NV – ADR	1,239	20,432
JPMorgan Chase & Co.	101	20,230
Mitsubishi UFJ Financial Group, Inc. – ADR	1,844	18,864
Mizuho Financial Group, Inc. – ADR	4,831	19,227
Royal Bank of Canada	190	19,167
Societe Generale SA – ADR	3,672	19,939
Standard Chartered PLC – ADR	1,135	19,545
Sumitomo Mitsui Financial Group, Inc. – ADR	1,628	19,162
Toronto-Dominion Bank	315	19,020
Wells Fargo & Co.	329	19,069
		450,412
Financial Services – 17.9%
Bank of New York Mellon Corp.	347	19,994
Goldman Sachs Group, Inc.	48	20,049
Morgan Stanley	213	20,056
State Street Corp.	264	20,413
UBS Group AG	600	18,432
		98,944
TOTAL COMMON STOCKS (Cost $501,972)		549,356

Themes ETF Trust

Themes Global Systemically Important Banks ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.1%
Money Market Funds – 0.1%
First American Treasury Obligations Fund – Class X, 5.22%(b)	761	$761
TOTAL SHORT-TERM INVESTMENTS (Cost $761)		761

TOTAL INVESTMENTS – 99.7% (Cost $502,733)		$550,117
Other Assets in Excess of Liabilities – 0.3%		1,582
TOTAL NET ASSETS – 100.0%		$551,699

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

AG – Aktiengesellschaft

NV – Naamloze Vennootschap

PLC – Public Limited Company

SA – Sociedad Anónima

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Themes ETF Trust

Themes Gold Miners ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Diversification as of March 31, 2024

Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS – 99.5%
Materials – 99.5%(a)
Agnico Eagle Mines Ltd.	1,239	$73,880
Alamos Gold, Inc. – Class A	4,904	72,299
Anglogold Ashanti PLC	3,364	74,681
B2Gold Corp.	22,611	59,259
Capricorn Metals Ltd.(b)	15,649	52,518
Centamin PLC	49,870	71,063
De Grey Mining Ltd.(b)	73,394	60,501
Endeavour Mining PLC	3,513	71,373
Equinox Gold Corp.(b)	12,452	75,105
Gold Fields Ltd. – ADR	4,256	67,628
Gold Road Resources Ltd.	51,133	52,647
IAMGOLD Corp.(b)	22,480	75,014
K92 Mining, Inc.(b)	11,240	52,277
Kinross Gold Corp.	11,191	68,655
Lundin Gold, Inc.	4,992	70,169
Northern Star Resources Ltd.	6,897	65,034
OceanaGold Corp.	28,535	64,462
Perseus Mining Ltd.	52,738	73,888
Ramelius Resources Ltd.	55,781	67,610
Regis Resources Ltd.(b)	38,120	50,054
Torex Gold Resources, Inc.(b)	4,328	63,711
Zhaojin Mining Industry Co. Ltd. – Class H	60,655	82,301
		1,464,129
TOTAL COMMON STOCKS (Cost $1,305,164)		1,464,129

SHORT-TERM INVESTMENTS – 0.2%
Money Market Funds – 0.2%
First American Treasury Obligations Fund – Class X, 5.22%(c)	3,585	3,585
TOTAL SHORT-TERM INVESTMENTS (Cost $3,585)		3,585

TOTAL INVESTMENTS – 99.7% (Cost $1,308,749)		$1,467,714
Other Assets in Excess of Liabilities – 0.3%		4,816
TOTAL NET ASSETS – 100.0%		$1,472,529

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

PLC – Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Themes ETF Trust

Themes Natural Monopoly ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Diversification as of March 31, 2024

15.5% Software & Technology Services
13.1% Industrial Products
12.6% Health Care
8.8% Financial Services
6.8% Tech Hardware & Semiconductors
6.5% Insurance
6.1% Consumer Staple Products
5.8% Media
5.3% Retail & Wholesale - Staples
4.4% Industrial Services
4.1% Materials
3.4% Oil & Gas
2.3% Utilities
1.7% Retail & Wholesale - Discretionary
1.5% Consumer Discretionary Products
1.4% Telecommunications
0.3% Money Market Funds

Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS – 99.3%
Consumer Discretionary Products – 1.5%
Ferrari NV	10	$4,358
Stellantis NV	148	4,207
		8,565
Consumer Staple Products – 6.1%
British American Tobacco PLC	213	6,469
Coca-Cola Co.	106	6,485
General Mills, Inc.	96	6,717
Haleon PLC	276	1,160
PepsiCo, Inc.	36	6,300
Procter & Gamble Co.	42	6,815
		33,946
Financial Services – 8.8%
Blackstone, Inc.	123	16,159
Singapore Exchange Ltd.	2,146	14,638
Synchrony Financial	423	18,239
		49,036
Health Care – 12.6%
AbbVie, Inc.	67	12,200
Amgen, Inc.	36	10,236
FUJIFILM Holdings Corp.	300	6,714
IQVIA Holdings, Inc.(a)	7	1,770
Johnson & Johnson	66	10,441

Themes ETF Trust

Themes Natural Monopoly ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
Health Care – 12.6% (Continued)
Laboratory Corp of America Holdings	8	$1,748
Novo Nordisk A/S	100	12,746
Ramsay Health Care Ltd.	48	1,768
Siemens Healthineers AG(b)	29	1,775
Vertex Pharmaceuticals, Inc.(a)	25	10,450
		69,848
Industrial Products – 13.1%
AMETEK, Inc.	32	5,853
Assa Abloy AB – Class B	169	4,849
Atlas Copco AB – Class A	283	4,780
General Dynamics Corp.	57	16,102
Halma PLC	508	15,183
Hexagon AB – Class B	1,231	14,571
Nibe Industrier AB – Class B(a)	494	2,426
Schneider Electric SE	24	5,428
Snap-on, Inc.	12	3,555
		72,747
Industrial Services – 4.4%
CSX Corp.	69	2,558
FedEx Corp.	10	2,897
Ferguson PLC	5	1,092
JB Hunt Transport Services, Inc.	12	2,391
Kuehne + Nagel International AG	7	1,948
Quanta Services, Inc.	6	1,559
Republic Services, Inc.	8	1,532
Rollins, Inc.	67	3,100
Vinci SA	11	1,409
Waste Connections, Inc.	16	2,751
Waste Management, Inc.	7	1,492
WSP Global, Inc.	10	1,667
		24,396
Insurance – 6.5%
Aon PLC – Class A	55	18,355
Arthur J Gallagher & Co.	71	17,753
		36,108
Materials – 4.1%
Agnico Eagle Mines Ltd.	34	2,027
BHP Group Ltd.	52	1,500
CRH PLC	26	2,243
Ecolab, Inc.	12	2,771
Holcim AG	26	2,354
James Hardie Industries PLC(a)	46	1,847
Linde PLC	6	2,785
Nippon Paint Holdings Co. Ltd.	300	2,149
Sherwin-Williams Co.	8	2,779
Sika AG	8	2,383
		22,838

Themes ETF Trust

Themes Natural Monopoly ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
Media – 5.8%
Booking Holdings, Inc.	1	$3,628
Charter Communications, Inc. – Class A(a)	8	2,325
Comcast Corp. – Class A	67	2,904
Meta Platforms, Inc. – Class A	48	23,309
		32,166
Oil & Gas – 3.4%
Aker BP ASA	130	3,231
Delek Group Ltd.	29	3,793
Inpex Corp.	300	4,556
ORLEN SA	227	3,699
Woodside Energy Group Ltd.	178	3,538
		18,817
Retail & Wholesale – Discretionary – 1.7%
Bunzl PLC	26	1,000
Genuine Parts Co.	8	1,239
ZOZO, Inc.	300	7,426
		9,665
Retail & Wholesale – Staples – 5.3%
Dollar General Corp.	52	8,115
Dollar Tree, Inc.(a)	47	6,258
Endeavour Group Ltd.	1,890	6,786
Koninklijke Ahold Delhaize NV	234	6,998
Sysco Corp.	15	1,218
		29,375
Software & Technology Services – 15.5%
Accenture PLC – Class A	48	16,638
Corpay, Inc.(a)	9	2,777
CoStar Group, Inc.(a)	194	18,740
Equifax, Inc.	10	2,675
Mastercard, Inc. – Class A	6	2,889
Open Text Corp.	404	15,676
Pro Medicus Ltd.	26	1,758
RELX PLC	66	2,852
The Sage Group PLC	1,176	18,784
Visa, Inc. – Class A	10	2,791
		85,580
Tech Hardware & Semiconductors – 6.8%
Analog Devices, Inc.	74	14,636
Applied Materials, Inc.	30	6,187
Broadcom, Inc.	13	17,231
		38,054

Themes ETF Trust

Themes Natural Monopoly ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
Telecommunications – 1.4%
Rogers Communications, Inc. – Class B	36	$1,475
SoftBank Corp.	100	1,282
TELUS Corp.	93	1,488
T-Mobile US, Inc.	10	1,632
Verizon Communications, Inc.	44	1,846
		7,723
Utilities – 2.3%
Eversource Energy	42	2,510
Fortis, Inc.	66	2,608
Iberdrola SA	210	2,604
National Grid PLC	201	2,704
NextEra Energy, Inc.	43	2,748
		13,174
TOTAL COMMON STOCKS (Cost $505,908)		552,038

SHORT-TERM INVESTMENTS – 0.3%
Money Market Funds – 0.3%
First American Treasury Obligations Fund – Class X, 5.22%(c)	1,558	1,558
TOTAL SHORT-TERM INVESTMENTS (Cost $1,558)		1,558

TOTAL INVESTMENTS – 99.6% (Cost $507,466)		$553,596
Other Assets in Excess of Liabilities – 0.4%		2,232
TOTAL NET ASSETS – 100.0%		$555,828

Percentages are stated as a percent of net assets.

AG – Aktiengesellschaft

ASA – Advanced Subscription Agreement

NV – Naamloze Vennootschap

PLC – Public Limited Company

SA – Sociedad Anónima

(a)	Non-income producing security.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $1,775 or 0.3% of the Fund’s net assets.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Themes ETF Trust

Themes US Cash Flow Champions ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Diversification as of March 31, 2024

25.7% Oil & Gas
22.9% Health Care
13.8% Insurance
9.3% Banking
9.0% Financial Services
6.5% Tech Hardware & Semiconductors
3.0% Materials
2.1% Consumer Staple Products
1.7% Retail & Wholesale - Staples
1.6% Consumer Discretionary Products
1.3% Retail & Wholesale - Discretionary
1.0% Media
0.9% Software & Technology Services
0.7% Money Market Funds
0.4% Industrial Products

Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS – 99.2%
Banking – 9.3%
Huntington Bancshares Inc.	192	$2,678
JPMorgan Chase & Co.	151	30,245
M&T Bank Corp.	22	3,200
PNC Financial Services Group, Inc.	53	8,565
US Bancorp	198	8,851
		53,539
Consumer Discretionary Products – 1.6%
Lennar Corp. – Class A	33	5,676
PulteGroup, Inc.	28	3,377
		9,053
Consumer Staple Products – 2.1%
Altria Group, Inc.	239	10,425
Molson Coors Beverage Co. – Class B	24	1,614
		12,039
Financial Services – 9.0%
American Express Co.	79	17,987
Ameriprise Financial, Inc.	14	6,138
Bank of New York Mellon Corp.	101	5,820
Capital One Financial Corp.	51	7,593
Cboe Global Markets, Inc.	14	2,572
Discover Financial Services	33	4,326
Fidelity National Financial, Inc.	36	1,912
Synchrony Financial	56	2,415
T Rowe Price Group, Inc.	30	3,658
		52,421

Themes ETF Trust

Themes US Cash Flow Champions ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
Health Care – 22.9%
AbbVie, Inc.	169	$30,774
Bristol-Myers Squibb Co.	281	15,239
Cardinal Health, Inc.	34	3,805
CVS Health Corp.	171	13,639
Gilead Sciences, Inc.	167	12,233
Humana, Inc.	17	5,894
McKesson Corp.	18	9,662
Pfizer, Inc.	771	21,395
Quest Diagnostics, Inc.	16	2,130
Regeneron Pharmaceuticals, Inc.(a)	14	13,475
Royalty Pharma PLC – Class A	50	1,519
Viatris, Inc.	160	1,910
		131,675
Industrial Products – 0.4%
Snap-on, Inc.	7	2,074

Insurance – 13.8%
Aflac, Inc.	72	6,182
Allstate Corp.	36	6,228
Arch Capital Group Ltd.(a)	50	4,622
Chubb Ltd.	55	14,252
Cincinnati Financial Corp.	22	2,732
Everest Group Ltd.	4	1,590
Globe Life, Inc.	12	1,396
Hartford Financial Services Group Inc.	41	4,225
Markel Group, Inc.(a)	2	3,043
MetLife, Inc.	84	6,225
Principal Financial Group, Inc.	32	2,762
Progressive Corp.	78	16,133
Travelers Cos, Inc.	31	7,134
W R Berkley Corp.	28	2,476
		79,000
Materials – 3.0%
Dow, Inc.	95	5,503
LyondellBasell Industries NV – Class A	34	3,478
Mosaic Co.	46	1,493
Nucor Corp.	34	6,729
		17,203
Media – 1.0%
Expedia Group, Inc.(a)	20	2,755
Fox Corp. – Class A	33	1,032
Omnicom Group, Inc.	26	2,516
		6,303
Oil & Gas – 25.7%(b)
Cheniere Energy, Inc.	32	5,161
Chevron Corp.	176	27,762
ConocoPhillips	162	20,619
Coterra Energy, Inc.	100	2,788

Themes ETF Trust

Themes US Cash Flow Champions ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
Oil & Gas – 25.7%(b) (Continued)
Devon Energy Corp.	85	$4,265
Diamondback Energy, Inc.	24	4,756
EOG Resources, Inc.	78	9,972
Exxon Mobil Corp.	261	30,339
Marathon Petroleum Corp.	54	10,881
Occidental Petroleum Corp.	93	6,044
Phillips 66	60	9,800
Pioneer Natural Resources Co.	31	8,138
Valero Energy Corp.	47	8,022
		148,547
Retail & Wholesale – Discretionary – 1.3%
Best Buy Co, Inc.	28	2,297
eBay, Inc.	71	3,747
LKQ Corp.	36	1,923
		7,967
Retail & Wholesale – Staples – 1.7%
Archer-Daniels-Midland Co.	71	4,460
Kroger Co.	95	5,427
		9,887
Software & Technology Services – 0.9%
Cognizant Technology Solutions Corp. – Class A	70	5,130

Tech Hardware & Semiconductors – 6.5%
Broadcom, Inc.	23	30,485
HP, Inc.	132	3,989
NetApp, Inc.	28	2,939
		37,413
TOTAL COMMON STOCKS (Cost $500,993)		572,251

SHORT-TERM INVESTMENTS – 0.7%
Money Market Funds – 0.7%
First American Treasury Obligations Fund – Class X, 5.22%(c)	3,911	3,911
TOTAL SHORT-TERM INVESTMENTS (Cost $3,911)		3,911

TOTAL INVESTMENTS – 99.9% (Cost $504,904)		$576,162
Other Assets in Excess of Liabilities – 0.1%		401
TOTAL NET ASSETS – 100.0%		$576,563

Percentages are stated as a percent of net assets.

NV – Naamloze Vennootschap

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Themes ETF Trust

Themes US R&D Champions ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Diversification as of March 31, 2024

Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS – 99.5%
Consumer Discretionary Products – 2.2%
General Motors Co.	292	$13,242

Health Care – 17.9%
Align Technology, Inc.(a)	38	12,461
Edwards Lifesciences Corp.(a)	132	12,613
Eli Lilly & Co.	15	11,669
Hologic, Inc.(a)	153	11,928
Intuitive Surgical, Inc.(a)	29	11,574
Johnson & Johnson	72	11,390
Medtronic PLC	132	11,504
Regeneron Pharmaceuticals, Inc.(a)	12	11,550
STERIS PLC	50	11,241
		105,930
Industrial Products – 6.2%
Keysight Technologies, Inc.(a)	70	10,947
Northrop Grumman Corp.	25	11,967
Trimble, Inc.(a)	214	13,772
		36,686
Materials – 2.0%
Corteva, Inc.	210	12,111

Media – 8.0%
Alphabet, Inc. – Class A(a)	75	11,320
Electronic Arts, Inc.	80	10,614
Meta Platforms, Inc. – Class A	24	11,654
The Trade Desk, Inc. – Class A(a)	157	13,725
		47,313
Renewable Energy – 1.9%
Enphase Energy, Inc.(a)	92	11,130

Themes ETF Trust

Themes US R&D Champions ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
Software & Technology Services – 38.2%(b)
Adobe, Inc.(a)	18	$9,083
Akamai Technologies, Inc.(a)	88	9,571
Amdocs Ltd.	125	11,296
ANSYS, Inc.(a)	32	11,109
Autodesk, Inc.(a)	42	10,938
Cadence Design Systems, Inc.(a)	36	11,206
CoStar Group, Inc.(a)	135	13,040
Fortinet, Inc.(a)	158	10,793
International Business Machines Corp.	60	11,457
Intuit, Inc.	17	11,050
Microsoft Corp.	27	11,359
Oracle Corp.	96	12,058
Paycom Software, Inc.	60	11,941
PayPal Holdings, Inc.(a)	191	12,795
Roper Technologies, Inc.	20	11,217
Salesforce, Inc.	39	11,746
ServiceNow, Inc.(a)	14	10,674
Synopsys, Inc.(a)	19	10,859
Veeva Systems, Inc. – Class A(a)	52	12,048
Zoom Video Communications, Inc. – Class A(a)	171	11,178
		225,418
Tech Hardware & Semiconductors – 23.1%
Advanced Micro Devices, Inc.(a)	65	11,732
Applied Materials, Inc.	61	12,580
Arista Networks, Inc.(a)	40	11,599
Cisco Systems, Inc.	224	11,180
Hewlett Packard Enterprise Co.	724	12,837
KLA Corp.	17	11,876
Lam Research Corp.	12	11,659
NetApp, Inc.	124	13,016
NVIDIA Corp.	16	14,458
QUALCOMM, Inc.	74	12,528
Zebra Technologies Corp. – Class A(a)	44	13,263
		136,728
TOTAL COMMON STOCKS (Cost $509,532)		588,558

SHORT-TERM INVESTMENTS – 0.5%
Money Market Funds – 0.5%
First American Treasury Obligations Fund – Class X, 5.22%(c)	3,148	3,148
TOTAL SHORT-TERM INVESTMENTS (Cost $3,148)		3,148

TOTAL INVESTMENTS – 100.0% (Cost $512,680)		$591,706
Liabilities in Excess of Other Assets – 0.0%(d)		(178)
TOTAL NET ASSETS – 100.0%		$591,528

Percentages are stated as a percent of net assets.

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)	Represents less than 0.05% of net assets.

Themes ETF Trust

Themes US Small Cap Cash Flow Champions ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Sector Diversification as of March 31, 2024

22.6% Oil & Gas
13.4% Retail & Wholesale - Discretionary
12.5% Materials
11.6% Banking
9.6% Insurance
7.2% Financial Services
5.9% Health Care
5.3% Industrial Services
5.1% Consumer Discretionary Products
2.9% Tech Hardware & Semiconductors
2.4% Industrial Products
0.7% Money Market Funds
0.5% Real Estate Investment Trusts
0.3% Consumer Discretionary Services

Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS – 98.8%
Banking – 11.6%
Axos Financial, Inc.(a)	74	$3,999
Bank OZK	150	6,819
East West Bancorp, Inc.	194	15,346
First BanCorp Puerto Rico	243	4,262
First Bancorp/Southern Pines NC	55	1,987
First Horizon Corp.	763	11,750
Heartland Financial USA, Inc.	55	1,933
Hope Bancorp, Inc.	158	1,819
International Bancshares Corp.	74	4,154
S&T Bancorp, Inc.	53	1,700
SouthState Corp.	104	8,843
TriCo Bancshares	42	1,545
Trustmark Corp.	78	2,193
WSFS Financial Corp.	84	3,792
		70,142
Consumer Discretionary Products – 5.1%
Taylor Morrison Home Corp.(a)	145	9,015
Toll Brothers, Inc.	150	19,405
Vista Outdoor, Inc.(a)	77	2,524
		30,944
Consumer Discretionary Services – 0.3%
Perdoceo Education Corp.	88	1,545

Themes ETF Trust

Themes US Small Cap Cash Flow Champions ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
Financial Services – 7.2%
Artisan Partners Asset Management, Inc. – Class A	93	$4,257
Bread Financial Holdings, Inc.	68	2,532
Enova International, Inc.(a)	42	2,639
Evercore, Inc. – Class A	49	9,437
MGIC Investment Corp.	393	8,787
Stifel Financial Corp.	142	11,100
Virtu Financial, Inc. – Class A	125	2,565
Virtus Investment Partners, Inc.	9	2,232
		43,549
Health Care – 5.9%
Dynavax Technologies Corp.(a)	176	2,184
Innoviva, Inc.(a)	90	1,372
Ironwood Pharmaceuticals, Inc.(a)	210	1,829
Molina Healthcare, Inc.(a)	74	30,401
		35,786
Industrial Products – 2.4%
Mueller Industries, Inc.	154	8,305
NEXTracker, Inc. – Class A(a)	104	5,852
		14,157
Industrial Services – 5.3%
API Group Corp.(a)	293	11,506
Matson, Inc.	49	5,508
Sterling Infrastructure, Inc.(a)	41	4,523
TriNet Group, Inc.	77	10,202
		31,739
Insurance – 9.6%
American Equity Investment Life Holding Co.(a)	85	4,779
Axis Capital Holdings Ltd.	107	6,957
CNA Financial Corp.	30	1,363
Genworth Financial, Inc. – Class A(a)	634	4,077
Hanover Insurance Group, Inc.	49	6,672
NMI Holdings, Inc. – Class A(a)	113	3,654
Old Republic International Corp.	364	11,182
Reinsurance Group of America, Inc.	92	17,745
SiriusPoint Ltd.(a)	127	1,614
		58,043
Materials – 12.5%
Alpha Metallurgical Resources, Inc.	16	5,298
Boise Cascade Co.	54	8,282
CF Industries Holdings, Inc.	269	22,383
CONSOL Energy, Inc.	43	3,602
Encore Wire Corp.	22	5,781
Peabody Energy Corp.	155	3,760
Ternium SA – ADR	272	11,321
UFP Industries, Inc.	84	10,333
Warrior Met Coal, Inc.	71	4,310
		75,070

Themes ETF Trust

Themes US Small Cap Cash Flow Champions ETF

Schedule of Investments (Continued)

as of March 31, 2024 (Unaudited)

	Shares	Value
Oil & Gas – 22.6%
Antero Resources Corp.(a)	384	$11,136
APA Corp.	426	14,646
Chord Energy Corp.	56	9,981
Civitas Resources, Inc.	113	8,578
CVR Energy, Inc.	41	1,462
Hess Midstream LP – Class A	77	2,782
HF Sinclair Corp.	189	11,411
Magnolia Oil & Gas Corp. – Class A	249	6,462
Marathon Oil Corp.	853	24,175
Matador Resources Co.	152	10,149
Murphy Oil Corp.	205	9,369
PBF Energy, Inc. – Class A	155	8,923
Permian Resources Corp.	481	8,494
SM Energy Co.	164	8,175
		135,743
Retail & Wholesale – Discretionary – 13.4%
Asbury Automotive Group, Inc.(a)	28	6,602
Builders FirstSource, Inc.(a)	160	33,368
Dillard’s, Inc. – Class A	11	5,188
Group 1 Automotive, Inc.	19	5,552
Penske Automotive Group, Inc.	25	4,050
Williams-Sonoma, Inc.	83	26,355
		81,115
Tech Hardware & Semiconductors – 2.9%
Flex Ltd.(a)	610	17,452
TOTAL COMMON STOCKS (Cost $505,593)		595,285

REAL ESTATE INVESTMENT TRUSTS – 0.5%
Equity Commonwealth(a)	145	2,738
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,793)		2,738

SHORT-TERM INVESTMENTS – 0.7%
Money Market Funds – 0.7%
First American Treasury Obligations Fund – Class X, 5.22%(b)	4,500	4,500
TOTAL SHORT-TERM INVESTMENTS (Cost $4,500)		4,500

TOTAL INVESTMENTS – 100.0% (Cost $512,886)		$602,523
Liabilities in Excess of Other Assets – 0.0%(c)		(186)
TOTAL NET ASSETS – 100.0%		$602,337

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

SA – Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	Represents less than 0.05% of net assets.

Themes ETF Trust

Statements of Assets and Liabilities (Unaudited)

March 31, 2024

	Themes Airlines ETF	Themes Cloud Computing ETF	Themes Cybersecurity ETF	Themes European Luxury ETF	Themes Generative Artificial Intelligence ETF
ASSETS:
Investments, at value	$530,468	$1,343,865	$1,387,807	$511,364	$20,349,192
Dividends and interest receivable	650	126	830	369	794
Foreign currency, at value	421	–	2,512	1,726	8,899
Cash	–	–	–	–	175
Prepaid expenses and other assets	–	–	–	13	370
Total assets	531,539	1,343,991	1,391,149	513,472	20,359,430

LIABILITIES:
Payable to adviser	546	747	962	493	6,780
Dividends payable	67	–	23	54	–
Payable to custodian foreign currency, at value	–	7	–	–	–
Total liabilities	613	754	985	547	6,780
NET ASSETS	$530,926	$1,343,237	$1,390,164	$512,925	$20,352,650

NET ASSETS CONSISTS OF:
Paid-in capital	$501,088	$1,315,159	$1,333,144	$501,104	$20,406,950
Total distributable earnings/(accumulated losses)	29,838	28,078	57,020	11,821	(54,300)
Total net assets	$530,926	$1,343,237	$1,390,164	$512,925	$20,352,650

Net asset value	$530,926	$1,343,237	$1,390,164	$512,925	$20,352,650
Shares issued and outstanding(a)	20,000	50,000	50,000	20,000	670,000
Net asset value per share	$26.55	$26.86	$27.80	$25.65	$30.38

Cost:
Investments cost	$503,149	$1,317,229	$1,337,601	$489,670	$20,640,178
Foreign currency cost	$420	$–	$2,511	$1,761	$8,926

Proceeds:
Foreign currency proceeds	$–	$6	$–	$–	$–

(a)	Unlimited shares authorized without par value.

Themes ETF Trust

Statements of Assets and Liabilities (Unaudited) (Continued)

March 31, 2024

	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Natural Monopoly ETF	Themes US Cash Flow Champions ETF	Themes US R&D Champions ETF
ASSETS:
Investments, at value	$550,117	$1,467,714	$553,596	$576,162	$591,706
Dividends and interest receivable	1,955	1,139	868	663	297
Cash	130	743	144	198	–
Foreign currency, at value	9	4,308	1,799	–	–
Total assets	552,211	1,473,904	556,407	577,023	592,003

LIABILITIES:
Payable to adviser	512	1,333	553	460	475
Dividends payable	–	42	26	–	–
Total liabilities	512	1,375	579	460	475
NET ASSETS	$551,699	$1,472,529	$555,828	$576,563	$591,528

NET ASSETS CONSISTS OF:
Paid-in capital	$500,216	$1,313,565	$501,300	$500,487	$500,044
Total distributable earnings/(accumulated losses)	51,483	(1,154,836)	(446,485)	76,076	91,484
Total net assets	$551,699	$1,472,529	$555,828	$576,563	$591,528

Net asset value	$551,699	$1,472,529	$555,828	$576,563	$591,528
Shares issued and outstanding(a)	20,000	50,000	20,000	20,000	20,000
Net asset value per share	$27.58	$29.45	$27.79	$28.83	$29.58

Cost:
Investments cost	$502,733	$1,308,749	$507,466	$504,904	$512,680
Foreign currency cost	$9	$4,301	$1,810	$–	$–

(a)	Unlimited shares authorized without par value.

Themes ETF Trust

Statements of Assets and Liabilities (Unaudited) (Continued)

March 31, 2024

Themes US Small Cap Cash Flow Champions ETF
ASSETS:
Investments, at value	$602,523
Dividends and interest receivable	213
Cash	72
Total assets	602,808

LIABILITIES:
Payable to adviser	471
Total liabilities	471
NET ASSETS	$602,337

NET ASSETS CONSISTS OF:
Paid-in capital	$500,893
Total distributable earnings	101,444
Total net assets	$602,337

Net asset value	$602,337
Shares issued and outstanding(a)	20,000
Net asset value per share	$30.12

Cost:
Investments cost	$512,886

(a)	Unlimited shares authorized without par value.

Themes ETF Trust

Statements of Operations (Unaudited)

For the Period Ended March 31, 2024

	Themes Airlines ETF	Themes Cloud Computing ETF	Themes Cybersecurity ETF	Themes European Luxury ETF	Themes Generative Artificial Intelligence ETF
INVESTMENT INCOME:
Dividend income	$2,301	$321	$3,506	$575	$2,750
Less: Dividend withholding taxes	(102)	–	–	(125)	–
Interest income	20	71	14	12	613
Other income	9	7	31	–	–
Total investment income	2,228	399	3,551	462	3,363

EXPENSES:
Investment advisory fee	546	747	962	493	6,780
Income tax expense	7	–	88	–	–
Total expenses	553	747	1,050	493	6,780
NET INVESTMENT INCOME/(LOSS)	1,675	(348)	2,501	(31)	(3,417)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	1,647	1,789	4,594	(9,856)	239,958
Foreign currency translation	(804)	2	(282)	49	172
Net realized gain/(loss)	843	1,791	4,312	(9,807)	240,130
Net change in unrealized appreciation/(depreciation) on:
Investments	27,319	26,636	50,206	21,694	(290,986)
Foreign currency translation	1	(1)	1	(35)	(27)
Net change in unrealized appreciation/(depreciation)	27,320	26,635	50,207	21,659	(291,013)
Net realized and unrealized gain/(loss)	28,163	28,426	54,519	11,852	(50,883)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,838	$28,078	$57,020	$11,821	$(54,300)

Themes ETF Trust

Statements of Operations (Unaudited) (Continued)

For the Period Ended March 31, 2024

	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Natural Monopoly ETF	Themes US Cash Flow Champions ETF	Themes US R&D Champions ETF
INVESTMENT INCOME:
Dividend income	$3,494	$6,871	$3,082	$5,039	$1,170
Less: Dividend withholding taxes	(82)	(642)	(114)	–	–
Interest income	25	95	27	47	33
Other income	–	–	79	–	–
Total investment income	3,437	6,324	3,074	5,086	1,203

EXPENSES:
Investment advisory fee	512	1,333	553	460	475
Income tax expense	4	–	11	40	3
Total expenses	516	1,333	564	500	478
NET INVESTMENT INCOME	2,921	4,991	2,510	4,586	725

REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	1,178	(5,231)	5,934	232	11,733
Foreign currency translation	–	235	(31)	–	–
Net realized gain/(loss)	1,178	(4,996)	5,903	232	11,733
Net change in unrealized appreciation on:
Investments	47,384	158,965	46,130	71,258	79,026
Foreign currency translation	–	4	(15)	–	–
Net change in unrealized appreciation	47,384	158,969	46,115	71,258	79,026
Net realized and unrealized gain	48,562	153,973	52,018	71,490	90,759
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,483	$158,964	$54,528	$76,076	$91,484

Themes ETF Trust

Statements of Operations (Unaudited) (Continued)

For the Period Ended March 31, 2024

Themes US Small Cap Cash Flow Champions ETF
INVESTMENT INCOME:
Dividend income	$3,036
Less: Dividend withholding taxes	(6)
Interest income	50
Total investment income	3,080

EXPENSES:
Investment advisory fee	471
Income tax expense	16
Total expenses	487
NET INVESTMENT INCOME	2,593

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	9,214
Net realized gain	9,214
Net change in unrealized appreciation on:
Investments	89,637
Net change in unrealized appreciation	89,637
Net realized and unrealized gain	98,851
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,444

Themes ETF Trust

Statements of Changes in Net Assets (Unaudited)

	Themes Airlines ETF	Themes Cloud Computing ETF	Themes Cybersecurity ETF	Themes European Luxury ETF
	For the Period Ended March 31, 2024(a)	For the Period Ended March 31, 2024(b)	For the Period Ended March 31, 2024(a)	For the Period Ended March 31, 2024(b)
OPERATIONS:
Net investment income/(loss)	$1,675	$(348)	$2,501	$(31)
Net realized gain/(loss)	843	1,791	4,312	(9,807)
Unrealized appreciation	27,320	26,635	50,207	21,659
Net increase in net assets from operations	29,838	28,078	57,020	11,821

CAPITAL TRANSACTIONS:
Subscriptions	500,000	1,314,737	1,332,182	500,000
ETF transaction fees (see note 4)	1,088	422	962	1,104
Net increase in net assets from capital transactions	501,088	1,315,159	1,333,144	501,104

NET INCREASE IN NET ASSETS	530,926	1,343,237	1,390,164	512,925

NET ASSETS:
Beginning of the period	–	–	–	–
End of the period	$530,926	$1,343,237	$1,390,164	$512,925

SHARES TRANSACTIONS
Subscriptions shares	20,000	50,000	50,000	20,000
Total increase in shares outstanding	20,000	50,000	50,000	20,000

(a)	Inception date of the Fund was December 7, 2023.
(b)	Inception date of the Fund was December 14, 2023.

Themes ETF Trust

Statements of Changes in Net Assets (Unaudited) (Continued)

	Themes Generative Artificial Intelligence ETF	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Natural Monopoly ETF
	For the Period Ended March 31, 2024(a)	For the Period Ended March 31, 2024(b)	For the Period Ended March 31, 2024(c)	For the Period Ended March 31, 2024(c)
OPERATIONS:
Net investment income/(loss)	$(3,417)	$2,921	$4,991	$2,510
Net realized gain/(loss)	240,130	1,178	(4,996)	5,903
Unrealized appreciation/(depreciation)	(291,013)	47,384	158,969	46,115
Net increase/(decrease) in net assets from operations	(54,300)	51,483	158,964	54,528

CAPITAL TRANSACTIONS:
Subscriptions	20,406,053	500,000	1,313,402	500,000
ETF transaction fees (see note 4)	897	216	163	1,300
Net increase in net assets from capital transactions	20,406,950	500,216	1,313,565	501,300

NET INCREASE IN NET ASSETS	20,352,650	551,699	1,472,529	555,828

NET ASSETS:
Beginning of the period	–	–	–	–
End of the period	$20,352,650	$551,699	$1,472,529	$555,828

SHARES TRANSACTIONS
Subscriptions shares	670,000	20,000	50,000	20,000
Total increase in shares outstanding	670,000	20,000	50,000	20,000

(a)	Inception date of the Fund was December 7, 2023.
(b)	Inception date of the Fund was December 14, 2023.
(c)	Inception date of the Fund was December 12, 2023.

Themes ETF Trust

Statements of Changes in Net Assets (Unaudited) (Continued)

	Themes US Cash Flow Champions ETF	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
	For the Period Ended March 31, 2024(a)	For the Period Ended March 31, 2024(a)	For the Period Ended March 31, 2024(a)
OPERATIONS:
Net investment income	$4,586	$725	$2,593
Net realized gain	232	11,733	9,214
Unrealized appreciation	71,258	79,026	89,637
Net increase in net assets from operations	76,076	91,484	101,444

CAPITAL TRANSACTIONS:
Subscriptions	500,000	500,000	500,000
ETF transaction fees (see note 4)	487	44	893
Net increase in net assets from capital transactions	500,487	500,044	500,893

NET INCREASE IN NET ASSETS	576,563	591,528	602,337

NET ASSETS:
Beginning of the period	–	–	–
End of the period	$576,563	$591,528	$602,337

SHARES TRANSACTIONS
Subscriptions shares	20,000	20,000	20,000
Total increase in shares outstanding	20,000	20,000	20,000

(a)	Inception date of the Fund was December 12, 2023.

Themes ETF Trust

Financial Highlights

	Themes Airlines ETF		Themes Cloud Computing ETF
	Period ended March 31, 2024(a)		Period ended March 31, 2024(b)
	(Unaudited)		(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00		$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(c)	0.09		(0.01)
Net realized and unrealized gain on investments	1.40		1.85
Total from investment operations	1.49		1.84
ETF transaction fees per share	0.06		0.02
Net asset value, end of period	$26.55		$26.86

TOTAL RETURN	6.19	%(d)	7.46	%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$531		$1,343
Ratio of expenses to average net assets(e)	0.35%		0.35%
Portfolio turnover rate	1.07%		(0.16)%
	2	%(d)	4	%(d)

(a)	Inception date of the Fund was December 7, 2023.
(b)	Inception date of the Fund was December 14, 2023.
(c)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

Themes ETF Trust

Financial Highlights (Continued)

	Themes Cybersecurity ETF		Themes European Luxury ETF
	Period ended March 31, 2024(a)		Period ended March 31, 2024(b)
	(Unaudited)		(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00		$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(c)	0.08		(0.00	)(d)
Net realized and unrealized gain on investments	2.69		0.59
Total from investment operations	2.77		0.59
ETF transaction fees per share	0.03		0.06
Net asset value, end of period	$27.80		$25.65

TOTAL RETURN	11.21	%(e)	2.58	%(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,390		$513
Ratio of expenses to average net assets(f)	0.38	%(g)	0.35%
Ratio of net investment income (loss) to average net assets(f)	0.91%		(0.02)%
Portfolio turnover rate	9	%(e)	21	%(e)

(a)	Inception date of the Fund was December 7, 2023.
(b)	Inception date of the Fund was December 14, 2023.
(c)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Includes tax expense of 0.03% for the period ended March 31, 2024.

Themes ETF Trust

Financial Highlights (Continued)

	Themes Generative Artificial Intelligence ETF		Themes Global Systemically Important Banks ETF
	Period ended March 31, 2024(a)		Period ended March 31, 2024(b)
	(Unaudited)		(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00		$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(c)	(0.02)		0.15
Net realized and unrealized gain on investments	5.40		2.42
Total from investment operations	5.38		2.57
ETF transaction fees per share	0.00	(f)	0.01
Net asset value, end of period	$30.38		$27.58

TOTAL RETURN	21.51	%(d)	10.34	%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,353		$552
Ratio of expenses to average net assets(e)	0.35%		0.35%
Ratio of net investment income (loss) to average net assets(e)	(0.18)%		1.99%
Portfolio turnover rate	34	%(d)	3	%(d)

(a)	Inception date of the Fund was December 7, 2023.
(b)	Inception date of the Fund was December 14, 2023.
(c)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than $0.005 per share.

Themes ETF Trust

Financial Highlights (Continued)

	Themes Gold Miners ETF		Themes Natural Monopoly ETF
	Period ended March 31, 2024(a)		Period ended March 31, 2024(a)
	(Unaudited)		(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00		$25.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.10		0.13
Net realized and unrealized gain on investments	4.35		2.59
Total from investment operations	4.45		2.72
ETF transaction fees per share	0.00	(f)	0.07
Net asset value, end of period	$29.45		$27.79

TOTAL RETURN	17.80	%(c)	11.17	%(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,473		$556
Ratio of expenses to average net assets(d)	0.35%		0.36	%(e)
Ratio of net investment income to average net assets(d)	1.31%		1.58%
Portfolio turnover rate	11	%(c)	36	%(c)

(a)	Inception date of the Fund was December 12, 2023.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Includes tax expense of 0.01% for the period ended March 31, 2024.
(f)	Amount represents less than $0.005 per share.

Themes ETF Trust

Financial Highlights (Continued)

	Themes US Cash Flow Champions ETF		Themes US R&D Champions ETF
	Period ended March 31, 2024(a)		Period ended March 31, 2024(a)
	(Unaudited)		(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00		$25.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.23		0.04
Net realized and unrealized gain on investments	3.58		4.54
Total from investment operations	3.81		4.58
ETF transaction fees per share	0.02		0.00	(c)
Net asset value, end of period	$28.83		$29.58

TOTAL RETURN	15.31	%(d)	18.31	%(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$577		$592
Ratio of expenses to average net assets(e)	0.32	%(f)	0.29%
Ratio of net investment income to average net assets(e)	2.88%		0.44%
Portfolio turnover rate	4	%(d)	17	%(d)

(a)	Inception date of the Fund was December 12, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Includes tax expense of 0.03% for the period ended March 31, 2024.

Themes ETF Trust

Financial Highlights (Continued)

	Themes US Small Cap Cash Flow Champions ETF
	Period ended March 31, 2024(a)
	(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.13
Net realized and unrealized gain on investments	4.94
Total from investment operations	5.07
ETF transaction fees per share	0.05
Net asset value, end of period	$30.12

TOTAL RETURN	20.47	%(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$602
Ratio of expenses to average net assets(d)	0.30	%(e)
Ratio of net investment income to average net assets(d)	1.59%
Portfolio turnover rate	25	%(c)

(a)	Inception date of the Fund was December 12, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Includes tax expense of 0.01% for the period ended March 31, 2024.

Themes ETF Trust

Notes to the Financial Statements

March 31, 2024 (Unaudited)

1.	ORGANIZATION

The Themes Airlines ETF (“AIRL”), Themes Cloud Computing ETF (“CLOD”), Themes Cybersecurity ETF (“SPAM”), Themes European Luxury ETF (“FINE”), Themes Generative Artificial Intelligence ETF (“WISE”), Themes Global Systemically Important Banks ETF (“GSIB”), Themes Gold Miners ETF (“AUMI”), Themes Natural Monopoly ETF (“CZAR”), Themes US Cash Flow Champions ETF (“USCF”), Themes US R&D Champions ETF (“USRD”), Themes US Small Cap Cash Flow Champions ETF (“SMCF”), (collectively, the “Funds”) are non-diversified series of Themes ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on February 22, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Themes Management Company, LLC (“Themes” or the “Adviser”), the Funds’ Investment Adviser.

The below Funds’ investment objective is to track the performance, before fees and expenses, of an index comprised of:

Fund	Investment Objectives
AIRL	Companies that have business operations in the airlines industry
CLOD	Companies that have business operations in the field of cloud computing
SPAM	Companies that have business operations in the cybersecurity industry
FINE	European companies that have business operations in the luxury industry
WISE	Companies that have business operations in the field of artificial intelligence related industries
AUMI	Companies that are active in the gold mining industry
CZAR	Global companies which exhibit a strong competitive advantage in their sector
USCF	U.S. companies with a high cash flow yield
USRD	Innovative U.S. companies which exhibit strong and consistent investment in research and development as well as profitability
SMCF	Small capitalization U.S. companies with a high cash flow yield

The investment objective of GSIB is to seek growth of capital.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statement in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Themes ETF Trust

Notes to the Financial Statements (Continued)

March 31, 2024 (Unaudited)

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has delegated the Adviser as the valuation designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Themes ETF Trust

Notes to the Financial Statements (Continued)

March 31, 2024 (Unaudited)

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2024, are as follows:

Themes Airlines ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	527,906	–	–	527,906
Money Market Funds	2,562	–	–	2,562
Total Assets	530,468	–	–	530,468

Refer to the Schedule of Investments for industry classifications.

Themes Cloud Computing ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	1,336,208	–	–	1,336,208
Money Market Funds	7,657	–	–	7,657
Total Assets	1,343,865	–	–	1,343,865

Refer to the Schedule of Investments for industry classifications.

Themes Cybersecurity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	1,387,563	–	–	1,387,563
Money Market Funds	244	–	–	244
Total Assets	1,387,807	–	–	1,387,807

Refer to the Schedule of Investments for industry classifications.

Themes ETF Trust

Notes to the Financial Statements (Continued)

March 31, 2024 (Unaudited)

Themes European Luxury ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	490,314	–	–	490,314
Preferred Stocks	19,766	–	–	19,766
Money Market Funds	1,284	–	–	1,284
Total Assets	511,364	–	–	511,364

Refer to the Schedule of Investments for industry classifications.

Themes Generative Artificial Intelligence ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	20,219,785	–	–	20,219,785
Money Market Funds	129,407	–	–	129,407
Total Assets	20,349,192	–	–	20,349,192

Refer to the Schedule of Investments for industry classifications.

Themes Global Systemically Important Banks ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	549,356	–	–	549,356
Money Market Funds	761	–	–	761
Total Assets	550,117	–	–	550,117

Refer to the Schedule of Investments for industry classifications.

Themes Gold Miners ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	1,464,129	–	–	1,464,129
Money Market Funds	3,585	–	–	3,585
Total Assets	1,467,714	–	–	1,467,714

Refer to the Schedule of Investments for industry classifications.

Themes Natural Monopoly ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	552,038	–	–	552,038
Money Market Funds	1,558	–	–	1,558
Total Assets	553,596	–	–	553,596

Refer to the Schedule of Investments for industry classifications.

Themes ETF Trust

Notes to the Financial Statements (Continued)

March 31, 2024 (Unaudited)

Themes US Cash Flow Champions ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	572,251	–	–	572,251
Money Market Funds	3,911	–	–	3,911
Total Assets	576,162	–	–	576,162

Refer to the Schedule of Investments for industry classifications.

Themes US R&D Champions ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	588,558	–	–	588,558
Money Market Funds	3,148	–	–	3,148
Total Assets	591,706	–	–	591,706

Refer to the Schedule of Investments for industry classifications.

Themes US Small Cap Cash Flow Champions ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	595,285	–	–	595,285
Real Estate Investment Trusts	2,738	–	–	2,738
Money Market Funds	4,500	–	–	4,500
Total Assets	602,523	–	–	602,523

Refer to the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual

Themes ETF Trust

Notes to the Financial Statements (Continued)

March 31, 2024 (Unaudited)

income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Funds commenced operations on December 7, December 12, and December 14, 2023.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of Funds, and Themes, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.29% for USCF, USRD and SMCF and 0.35% for AIRL, CLOD, SPAM, FINE, WISE, GSIB, AUMI, CZAR, based on each Fund’s average daily net assets.

The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (collectively, “Excluded Expenses”). The Trust acknowledges and agrees that the Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, sub-advisers.

Themes ETF Trust

Notes to the Financial Statements (Continued)

March 31, 2024 (Unaudited)

Distribution Agreement and 12b-1 Plan

ALPS Distributors, Inc. (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to an Administration Agreement, Transfer Agency and Service Agreement and Fund Accounting Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

Pursuant to an agreement between the Trust, on behalf of the Funds, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

At March 31, 2024, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.

The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Themes ETF Trust

Notes to the Financial Statements (Continued)

March 31, 2024 (Unaudited)

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite deposit securities). Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended March 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
AIRL	$512,241	$12,225	$–	$–
CLOD	48,643	38,471	1,297,610	–
SPAM	581,570	87,200	838,660	–
FINE	107,659	103,464	494,048	–
WISE	3,637,914	2,787,559	19,420,869	–
GSIB	16,655	24,101	508,224	–
AUMI	213,357	148,926	1,245,911	–
CZAR	193,713	191,476	497,782	–
USCF	25,875	23,293	498,179	–
USRD	92,643	94,464	499,620	–
SMCF	146,201	137,812	490,810	–

Themes ETF Trust

Notes to the Financial Statements (Continued)

March 31, 2024 (Unaudited)

6.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”

7.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2024, the date the financial statement was available for issuance. Based on this evaluation, no adjustments to the financial statement were required.

Themes ETF Trust

Board Consideration and Approval of Advisory Agreement (Unaudited)

At a meeting held on November 3, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of an initial 22 series of shares (each, a “Fund” and together, the “Funds”).

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each Fund, including information presented to the Board by representatives of Themes. The Trustees noted having met with Independent Trustee Counsel prior to today’s Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response along with the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) the memorandum from Practus that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each Fund, information on the indexes that will be utilized by the respective Funds along with information on the index providers, summaries of its compliance program, including Themes Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the Funds.

The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

1.	The nature, extent, and quality of the services to be provided by Themes.

In this regard, the Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for tracking each Fund’s benchmark index (where applicable) and assuring compliance with each Fund’s investment objectives and limitations; the anticipated coordination of services for the Funds among the service providers, and the anticipated efforts of Themes to promote the Funds and grow their assets. The Board considered Themes’ staffing, personnel, shared services arrangement with an affiliated company, and methods of operating, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while Themes was a newly formed entity and that it had no experience managing registered funds, its personnel had significant experience in managing the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development of its compliance policies and procedures and the hiring an independent chief compliance officer to oversee its compliance program. The Board

Themes ETF Trust

Board Consideration and Approval of Advisory Agreement (Unaudited) (Continued)

also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading and compliance systems. It was noted by the Board that 21 of the 22 funds are passively managed index funds which typically rebalance only semi-annually or quarterly thus reducing potential strains on the portfolio management and trading team. After reviewing the foregoing and further information from Themes, and notwithstanding the limited operating experience of Themes as an entity, the Board concluded that the personnel at Themes have the resources, experience and expertise to provide the Funds with the quality, extent, and nature of the services required by the Advisory Agreement.

2.	Investment Performance of the Funds and Themes.

The Board noted that the Funds had not commenced operations and therefore consideration of a Fund’s performance was not relevant at this time. It was also noted that Themes was a new entity formed expressly to manage the Funds and did not manage any other accounts. As such, there was no investment performance to review at this time. The Board acknowledged the investment management, operational, trading and compliance teams at Themes have extensive experience in their respective roles and are qualified to manage the Funds’ in accordance with their respective investment objectives and strategies.

3.	The costs of services to be provided and profits to be realized by Themes from its relationship with the Funds.

In this regard, the Board considered the financial condition of Themes and the level of commitment to the Funds by its owners and the expenses of each Fund, including the nature and frequency of advisory fee payments. The Board noted projections from Themes as to the level of assets under management needed in each Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective Funds. The Board considered how the Funds’ management fees compare to other similar funds, noting that each Fund’s management fee was in line with or lower than the management fees charged by the similar fund. They also compared the Funds’ expense ratios to the respective group of similar funds, finding that each Fund’s expense ratio was in line with or below the average similar fund. The Board also discussed the differences in certain of the Funds’ investment strategies from the group of similar funds, noting that in each instance the Themes Fund will likely be more operationally expensive to operate than its similar funds. Following a review of the comparative information provided for each Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.

4.	The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered each Fund’s proposed fee arrangements with Themes, noting that each Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each Fund. Following further discussion of each Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.

5.	Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures. The Board considered that Themes does not currently manage any other investments for clients. The Board also considered potential benefits for Themes in managing the Funds. The Board noted that Themes represented that it may utilize soft dollars at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the Funds were satisfactory.

Themes ETF Trust

Board Consideration and Approval of Advisory Agreement (Unaudited) (Continued)

Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.

Themes ETF Trust

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Themes ETF Trust

Supplemental Information (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-584-3637, or by visiting the Funds’ website at www.ThemesETFs.com.

Quarterly Portfolio Holding Information

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-584-3637. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

Proxy Voting Information

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-584-3637 and on the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.ThemesETFs.com.

Themes ETF Trust

General Information (Unaudited)

Investment Adviser:

Themes Management Company, LLC

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

Legal Counsel:

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Distributor:

Alps Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC

d/b/a U.S. Bank Global Fund Services

615 E. Michigan St.

Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Themes ETF Trust

By (Signature and Title)*	/s/ Jose Gonzalez
Jose Gonzalez CEO/Principal Executive Officer

Date	6/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jose Gonzalez
Jose Gonzalez, CEO/Principal Executive Officer

Date	6/5/2024

By (Signature and Title)*	/s/ Dobromir Kamburov
Dobromir Kamburov, COO/Principal Financial Officer

Date	6/5/2024

*	Print the name and title of each signing officer under his or her signature.